Fulfillment And delivery Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of fulfillment and delivery expenses

	2021	2020	2019
Employee-related cost	17,810	8,417	6,029
Outsourcing services	13,709	5,103	1,889
Delivery fees	12,946	3,909	1,783
Transportation services and vehicle maintenance	9,183	3,367	2,097
Fees for cash collection	7,681	2,795	1,447
Depreciation and amortization	7,273	3,690	1,643
Premises maintenance and packaging costs	4,508	1,589	1,032
Share-based compensation expense	635	53	19
Other fulfillment and delivery expenses	2,495	1,753	869

	76,240	30,676	16,808